Notes Receivable, Net (Details) - Schedule of Changes in the Allowance for Credit Losses	6 Months Ended
Mar. 31, 2024 USD ($)
Schedule of Changes in the Allowance for Credit Losses [Abstract]
Beginning balance
Addition (reduction) of credit losses allowance	229,929
Write-off
Exchange difference	(443)
Ending balance	$ 229,486